Fair Value Disclosures - Liabilities Measured at Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement liability	$ 102,791	$ 0
Warrant liability	40,429	0
Earnout Securities liability	954,247	$ 0
Fair Value, Recurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement liability	102,791
Warrant liability	40,429
Earnout Securities liability	954,247
Total Liabilities, at Fair Value	1,097,467
Fair Value, Recurring | Level I
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement liability	0
Warrant liability	25,829
Earnout Securities liability	0
Total Liabilities, at Fair Value	25,829
Fair Value, Recurring | Level II
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement liability	0
Warrant liability	0
Earnout Securities liability	0
Total Liabilities, at Fair Value	0
Fair Value, Recurring | Level III
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Tax Receivable Agreement liability	102,791
Warrant liability	14,600
Earnout Securities liability	954,247
Total Liabilities, at Fair Value	$ 1,071,638